Note 8 - Earnings Per Share - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

8.       EARNINGS PER SHARE

Basic earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s outstanding common stock options and warrants using the treasury stock method.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Basic weighted average shares outstanding	20,013,343	19,302,603	19,779,684	19,302,603
Effect of dilutive securities	897,619	1,375,467	1,065,424	1,233,575
Diluted weighted average shares outstanding	20,910,962	20,678,070	20,845,108	20,536,178

The calculation of diluted earnings per share for the three and nine months ended September 30, 2013 and 2012 excluded antidilutive stock options totaling approximately 7,000 and 8,000 shares, respectively.

15.     EARNINGS PER SHARE

Basic earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing reported earnings available to common stockholders by the weighted average number of common shares outstanding after consideration of the dilutive effect, if any, of the Company’s outstanding common stock options and warrants using the treasury stock method.  The following table reflects the calculation of weighted average shares outstanding for the basic and diluted earnings per share calculations for the years ended December 31:

	2012	2011
Basic weighted average shares outstanding	19,302,603	12,720,641
Effect of dilutive securities	1,285,172	--
Diluted weighted average shares outstanding	20,587,775	12,720,641

The calculation of diluted earnings per share for the year ended December 31, 2011 excluded the following antidilutive securities:

Stock options	237,246
Warrants	2,000,000